GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Revenue by Geographic Area
	Year ended December 31,
	2023	2022	2021

Americas	$1,025.7	$991.1	$922.8
Europe, Middle East and Africa	1,116.7	1,049.5	980.8
Asia Pacific	272.3	289.3	263.2

	$2,414.7	$2,329.9	$2,166.8

Schedule of Property and Equipment, Net and Right of Use Assets by Geographic Area
	December 31,
	2023	2022

Israel	$78.4	$73.9
U.S.	8.9	12.8
Rest of the world	14.6	16.8

	$101.9	$103.5

Schedule of Total Revenues by Product Lines
b.
Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2023, 2022 and 2021 by product lines:

	Year ended December 31,
	2023	2022	2021

Product and licenses:
Network security Gateways	$452.0	$507.8	$480.5
Other *)	45.4	47.1	33.4

	497.4	554.9	513.9
Security subscriptions	981.2	858.0	755.2
Software updates and maintenance	936.1	917.0	897.7

Total revenues	$2,414.7	$2,329.9	$2,166.8

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Schedule of financial income net

	Year ended December 31,
	2023	2022	2021

Financial income:
Interest income	$92.4	$67.6	$66.1

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	3.1	18.5	21.0
Realized loss (gain) on sale of marketable securities, net	6.7	-	(1.4)
Foreign currency re-measurement (gain) loss	3.8	3.3	(0.2)
Others	2.3	1.8	4.6

	15.9	23.6	24.0

	$76.5	$44.0	$42.1